Variable Interest Entity (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity (Details) [Line Items]
Total assets (in Dollars)		$ 102,973	$ 67,004	$ 43,449
Total liabilities (in Dollars)		162,948	$ 124,623	$ 95,293
S N S [Member]
Variable Interest Entity (Details) [Line Items]
Total assets (in Dollars)		247
Total liabilities (in Dollars)		$ 17
IX, LLC Joint Venture [Member]
Variable Interest Entity (Details) [Line Items]
Interest percentage		51.00%	51.00%
Total assets (in Dollars)		$ 1,500	$ 1,300
Total liabilities (in Dollars)			$ 1,300
IX, LLC Joint Venture [Member] | X-Energy [Member]
Variable Interest Entity (Details) [Line Items]
Interest percentage		49.00%
IX, LLC Joint Venture [Member] | X-energy, LLC [Member]
Variable Interest Entity (Details) [Line Items]
Interest percentage			49.00%
S N S [Member]
Variable Interest Entity (Details) [Line Items]
Interest percentage	90.00%
Variable interest entity profits interest percent.	47.00%
S N S [Member] | KBR [Member]
Variable Interest Entity (Details) [Line Items]
Interest percentage	10.00%
Variable interest entity profits interest percent.	53.00%